UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21423
The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Dividend & Income Trust
Third Quarter Report
September 30, 2009
To Our Shareholders,
          During the third quarter of 2009, The Gabelli Dividend & Income Trust’s (the “Fund”) total return was 22.4% on a net asset value (“NAV”) basis, compared to 15.6% and 15.8% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively.
          Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	22.41%	25.23%	(5.90)%	(5.66)%	2.00%	2.58%
Investment Total Return (c)	24.81	30.79	1.16	(5.32)	0.47	(0.33)
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	2.02
Dow Jones Industrial Average	15.79	13.56	(7.35)	(3.34)	1.88	2.43
Nasdaq Composite Index	15.66	34.58	1.46	(2.05)	2.27	1.37

(a)
Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)
Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)
Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 93.5%
	Aerospace — 1.6%
10,000	Goodrich Corp.	$543,400
40,000	Kaman Corp.	879,200
162,000	Rockwell Automation Inc.	6,901,200
2,000,000	Rolls-Royce Group plc†	15,048,265
76,000	The Boeing Co.	4,115,400

		27,487,465

	Agriculture — 0.2%
120,000	Archer-Daniels-Midland Co.	3,506,400

	Automotive — 0.1%
4,000	Copart Inc.†	132,840
20,000	Navistar International Corp.†	748,400

		881,240

	Automotive: Parts and Accessories — 0.9%
30,000	BorgWarner Inc.	907,800
380,000	Genuine Parts Co.	14,462,800

		15,370,600

	Building and Construction — 0.0%
16,000	Layne Christensen Co.†	512,800

	Business Services — 0.9%
195,000	Diebold Inc.	6,421,350
125,000	Intermec Inc.†	1,762,500
40,000	Lender Processing Services Inc.	1,526,800
20,000	MasterCard Inc., Cl. A	4,043,000
23,000	PHH Corp.†	456,320
248,000	Trans-Lux Corp.† (a)	313,720

		14,523,690

	Cable and Satellite — 2.4%
627,000	Cablevision Systems Corp., Cl. A	14,891,250
16,000	Cogeco Inc.	380,928
250,000	DISH Network Corp., Cl. A†	4,815,000
46,000	EchoStar Corp., Cl. A†	849,160
81,734	Liberty Global Inc., Cl. A†	1,844,736
34,318	Liberty Global Inc., Cl. C†	770,782
180,000	Rogers Communications Inc., Cl. B	5,076,000
400,000	The DIRECTV Group Inc.†	11,032,000
30,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	203,436

		39,863,292

	Communications Equipment — 0.1%
30,000	Thomas & Betts Corp.†	902,400

		Market
Shares		Value

	Computer Hardware — 0.0%
30,000	SanDisk Corp.†	$651,000

	Computer Software and Services — 0.9%
120,000	Metavante Technologies Inc.†	4,137,600
50,000	Microsoft Corp.	1,294,500
20,000	MSC.Software Corp.†	168,200
40,000	Perot Systems Corp., Cl. A†	1,188,000
800,000	Sun Microsystems Inc.†	7,272,000
95,000	Yahoo! Inc.†	1,691,950

		15,752,250

	Consumer Products — 3.4%
187,000	Alberto-Culver Co.	5,176,160
20,000	Altria Group Inc.	356,200
55,000	Avon Products Inc.	1,867,800
440,000	Eastman Kodak Co.	2,103,200
85,000	Fortune Brands Inc.	3,653,300
45,000	Hanesbrands Inc.†	963,000
81,000	Harman International Industries Inc.	2,744,280
170,000	Kimberly-Clark Corp.	10,026,600
15,000	Mattel Inc.	276,900
25,000	Philip Morris International Inc.	1,218,500
1,020,000	Swedish Match AB	20,483,837
160,000	The Procter & Gamble Co.	9,267,200

		58,136,977

	Diversified Industrial — 3.4%
118,000	Bouygues SA	6,000,498
180,000	Cooper Industries plc, Cl. A	6,762,600
500,000	General Electric Co.	8,210,000
4,000	GenTek Inc.†	152,160
280,000	Honeywell International Inc.	10,402,000
95,000	ITT Corp.	4,954,250
130,000	Owens-Illinois Inc.†	4,797,000
300,000	Textron Inc.	5,694,000
950,000	Tomkins plc	2,863,422
230,000	Tyco International Ltd.	7,930,400
180,000	WHX Corp.†	345,600

		58,111,930

	Electronics — 1.4%
20,000	Chartered Semiconductor Manufacturing Ltd., ADR†	367,000
13,000	Emulex Corp.†	133,770
1,000,000	Intel Corp.	19,570,000
190,000	Tyco Electronics Ltd.	4,233,200

		24,303,970

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 5.2%
30,000	Allegheny Energy Inc.	$795,600
85,000	ALLETE Inc.	2,853,450
250,000	American Electric Power Co. Inc.	7,747,500
720	Brookfield Infrastructure Partners LP	11,851
370,000	DPL Inc.	9,657,000
30,000	Edison International	1,007,400
270,000	Electric Power Development Co. Ltd.	8,557,344
220,000	FPL Group Inc.	12,150,600
770,000	Great Plains Energy Inc.	13,821,500
370,000	Integrys Energy Group Inc.	13,279,300
110,000	Pepco Holdings Inc.	1,636,800
230,000	Pinnacle West Capital Corp.	7,548,600
100,000	The Southern Co.	3,167,000
225,000	Unisource Energy Corp.	6,918,750

		89,152,695

	Energy and Utilities: Integrated — 10.0%
12,000	Alliant Energy Corp.	334,200
140,000	Ameren Corp.	3,539,200
50,000	Avista Corp.	1,011,000
43,000	Black Hills Corp.	1,082,310
40,000	CH Energy Group Inc.	1,772,400
108,000	Chubu Electric Power Co. Inc.	2,622,849
150,000	CONSOL Energy Inc.	6,766,500
200,000	Consolidated Edison Inc.	8,188,000
70,000	Dominion Resources Inc.	2,415,000
180,000	Duke Energy Corp.	2,833,200
430,000	Edison SpA	746,283
650,000	El Paso Corp.	6,708,000
115,000	Endesa SA	3,799,901
450,000	Enel SpA	2,856,291
26,000	Exelon Corp.	1,290,120
160,000	FirstEnergy Corp.	7,315,200
120,000	Hawaiian Electric Industries Inc.	2,174,400
250,000	Hera SpA	608,391
121,500	Hokkaido Electric Power Co. Inc.	2,528,402
121,500	Hokuriku Electric Power Co.	3,092,826
10,000	Iberdrola SA	98,118
102,000	Iberdrola SA, ADR	3,992,280
85,000	Korea Electric Power Corp., ADR†	1,295,400
121,500	Kyushu Electric Power Co. Inc.	2,754,442
22,000	Maine & Maritimes Corp.	790,900
74,000	MGE Energy Inc.	2,699,520
35,102	National Grid plc, ADR	1,711,223
255,000	NiSource Inc.	3,541,950
555,000	NSTAR	17,660,100
426,500	OGE Energy Corp.	14,108,620
30,000	Ormat Technologies Inc.	1,224,600

		Market
Shares		Value

310,000	Progress Energy Inc.	$12,108,600
290,000	Public Service Enterprise Group Inc.	9,117,600
121,500	Shikoku Electric Power Co. Inc.	3,708,684
8	Suez SA, Strips (b)	0
15,000	TECO Energy Inc.	211,200
121,500	The Chugoku Electric Power Co. Inc.	2,671,877
48,000	The Empire District Electric Co.	868,320
121,500	The Kansai Electric Power Co. Inc.	2,937,169
108,000	The Tokyo Electric Power Co. Inc.	2,833,398
121,500	Tohoku Electric Power Co. Inc.	2,707,068
205,000	Vectren Corp.	4,723,200
465,000	Westar Energy Inc.	9,072,150
85,000	Wisconsin Energy Corp.	3,839,450
170,000	Xcel Energy Inc.	3,270,800

		169,631,142

	Energy and Utilities: Natural Gas — 3.9%
36,000	Atmos Energy Corp.	1,014,480
22,000	Delta Natural Gas Co. Inc.	583,000
6,000	Energen Corp.	258,600
160,356	GDF Suez, Strips	235
20,000	Kinder Morgan Energy Partners LP	1,080,400
350,000	National Fuel Gas Co.	16,033,500
210,000	Nicor Inc.	7,683,900
235,000	ONEOK Inc.	8,605,700
188,000	Sempra Energy	9,364,280
35,000	South Jersey Industries Inc.	1,235,500
140,000	Southern Union Co.	2,910,600
190,000	Southwest Gas Corp.	4,860,200
610,000	Spectra Energy Corp.	11,553,400
43,000	The Laclede Group Inc.	1,382,880

		66,566,675

	Energy and Utilities: Oil — 11.1%
42,000	Anadarko Petroleum Corp.	2,634,660
39,000	Apache Corp.	3,581,370
45,000	BG Group plc, ADR	3,918,150
160,000	BP plc, ADR	8,516,800
80,000	Chesapeake Energy Corp.	2,272,000
242,000	Chevron Corp.	17,044,060
325,000	ConocoPhillips	14,677,000
78,000	Devon Energy Corp.	5,251,740
170,000	Eni SpA, ADR	8,474,500
210,000	Exxon Mobil Corp.	14,408,100
36,000	Hess Corp.	1,924,560
470,000	Marathon Oil Corp.	14,993,000
136,000	Murphy Oil Corp.	7,829,520
290,000	Occidental Petroleum Corp.	22,736,000
20,000	PetroChina Co. Ltd., ADR	2,275,000
98,000	Petroleo Brasileiro SA, ADR	4,498,200

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
270,000	Repsol YPF SA, ADR	$7,333,200
200,000	Royal Dutch Shell plc, Cl. A, ADR	11,438,000
845,000	StatoilHydro ASA, ADR	19,046,300
175,000	Sunoco Inc.	4,978,750
190,000	Total SA, ADR	11,259,400

		189,090,310

	Energy and Utilities: Services — 3.7%
220,000	ABB Ltd., ADR	4,408,800
20,000	Baker Hughes Inc.	853,200
4,000	BJ Services Co.	77,720
77,000	Cameron International Corp.†	2,912,140
108,000	Diamond Offshore Drilling Inc.	10,316,160
10,000	Exterran Holdings Inc.†	237,400
600,000	Halliburton Co.	16,272,000
5,000	Nabors Industries Ltd.†	104,500
10,000	Noble Corp.	379,600
38,000	Oceaneering International Inc.†	2,156,500
210,000	Rowan Companies Inc.	4,844,700
120,000	Schlumberger Ltd.	7,152,000
46,000	Transocean Ltd.†	3,934,380
440,000	Weatherford International Ltd.†	9,121,200

		62,770,300

	Energy and Utilities: Water — 0.8%
11,000	American States Water Co.	397,980
385,000	American Water Works Co. Inc.	7,676,900
63,333	Aqua America Inc.	1,117,194
6,000	Artesian Resources Corp., Cl. A	100,920
3,000	California Water Service Group	116,820
11,500	Connecticut Water Service Inc.	257,485
2,000	Consolidated Water Co. Ltd.	32,660
6,000	Middlesex Water Co.	90,480
60,000	Pennichuck Corp.	1,305,600
90,000	SJW Corp.	2,056,500
16,800	Southwest Water Co.	82,656
9,000	The York Water Co.	124,740
27,818	United Utilities Group plc, ADR	406,977

		13,766,912

	Entertainment — 0.9%
8,000	Grupo Televisa SA, ADR	148,720
5,000	Marvel Entertainment Inc.†	248,100
335,000	Take-Two Interactive Software Inc.†	3,755,350
200,000	Time Warner Inc.	5,756,000
195,000	Vivendi	6,033,826

		15,941,996

		Market
Shares		Value

	Environmental Services — 0.7%
1,250	Suez Environnement Co. SA	$28,554
12,375	Veolia Environnement	474,276
360,000	Waste Management Inc.	10,735,200

		11,238,030

	Equipment and Supplies — 1.4%
95,000	CIRCOR International Inc.	2,684,700
30,000	Lufkin Industries Inc.	1,595,400
65,000	Mueller Industries Inc.	1,551,550
420,000	RPC Inc.	4,401,600
240,000	Tenaris SA, ADR	8,548,800
530,000	Xerox Corp.	4,102,200

		22,884,250

	Financial Services — 12.7%
170,000	Aflac Inc.	7,265,800
265,000	AllianceBernstein Holding LP	7,229,200
450,000	American Express Co.	15,255,000
50,000	Artio Global Investors Inc.†	1,307,500
80,000	Astoria Financial Corp.	883,200
610,000	Bank of America Corp.	10,321,200
27,000	BlackRock Inc.	5,854,140
20,000	CME Group Inc.	6,163,800
96,000	Deutsche Bank AG	7,369,920
580,000	Discover Financial Services	9,413,400
78,909	Fidelity National Financial Inc., Cl. A	1,189,948
86,496	Fidelity National Information Services Inc.	2,206,513
70,000	Flushing Financial Corp.	798,000
55,000	HSBC Holdings plc, ADR	3,154,250
90,000	Hudson City Bancorp Inc.	1,183,500
125,000	Invesco Ltd.	2,845,000
488,000	JPMorgan Chase & Co.	21,384,160
261,000	Legg Mason Inc.	8,098,830
40,000	M&T Bank Corp.	2,492,800
160,000	Moody’s Corp.	3,273,600
100,000	National Australia Bank Ltd., ADR	2,701,000
200,000	New York Community Bancorp Inc.	2,284,000
270,000	NewAlliance Bancshares Inc.	2,889,000
2,000	Odyssey Re Holdings Corp.	129,620
231,000	PNC Financial Services Group Inc.	11,224,290
272,000	SLM Corp.†	2,371,840
160,000	State Street Corp.	8,416,000
132,000	T. Rowe Price Group Inc.	6,032,400
105,000	The Allstate Corp.	3,215,100
445,000	The Bank of New York Mellon Corp.	12,900,550
60,000	The Blackstone Group LP	852,000
290,000	The Travelers Companies Inc.	14,276,700
422,000	Waddell & Reed Financial Inc., Cl. A	12,005,900

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
65,000	Webster Financial Corp.	$810,550
544,955	Wells Fargo & Co.	15,356,832
19,260	Willis Group Holdings Ltd.	543,517
182,000	Wilmington Trust Corp.	2,584,400

		216,283,460

	Food and Beverage — 10.7%
230,000	Cadbury plc, ADR	11,778,300
80,000	Campbell Soup Co.	2,609,600
350,000	China Mengniu Dairy Co. Ltd.†	895,994
220,000	ConAgra Foods Inc.	4,769,600
150,000	Constellation Brands Inc., Cl. A†	2,272,500
300,082	Danone	18,083,260
950,000	Davide Campari — Milano SpA	8,521,863
290,000	Dr. Pepper Snapple Group Inc.†	8,337,500
290,000	General Mills Inc.	18,670,200
90,000	H.J. Heinz Co.	3,577,500
210,000	ITO EN Ltd.	3,888,152
40,000	ITO EN Ltd., Preference	435,359
1,000	Kellogg Co.	49,230
240,000	Kikkoman Corp.	2,989,138
400,000	Kraft Foods Inc., Cl. A	10,508,000
150,000	Morinaga Milk Industry Co. Ltd.	748,621
200,000	NISSIN FOODS HOLDINGS CO. LTD.	7,686,738
500,000	Parmalat SpA	1,382,141
339,450	Parmalat SpA, GDR (c)(d)	937,289
300,000	PepsiAmericas Inc.	8,568,000
75,000	Pernod-Ricard SA	5,956,231
19,000	Remy Cointreau SA	794,771
1,430,000	Sara Lee Corp.	15,930,200
310,000	The Coca-Cola Co.	16,647,000
370,000	The Hershey Co.	14,378,200
450,000	YAKULT HONSHA Co. Ltd.	12,006,350

		182,421,737

	Health Care — 3.8%
20,000	Abbott Laboratories	989,400
249,000	Boston Scientific Corp.†	2,636,910
115,000	Bristol-Myers Squibb Co.	2,589,800
60,000	Covidien plc	2,595,600
145,000	Eli Lilly & Co.	4,789,350
1,000	Facet Biotech Corp.†	17,290
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	3,480
100,000	IMS Health Inc.	1,535,000
50,000	Johnson & Johnson	3,044,500

		Market
Shares		Value

10,000	Mead Johnson Nutrition Co., Cl. A	$451,100
170,000	Merck & Co. Inc.	5,377,100
80,000	Owens & Minor Inc.	3,620,000
210,000	Pfizer Inc.	3,475,500
26,000	Schiff Nutrition International Inc.	135,460
100,000	Sepracor Inc.†	2,290,000
30,000	St. Jude Medical Inc.†	1,170,300
40,000	Watson Pharmaceuticals Inc.†	1,465,600
500,000	Wyeth	24,290,000
80,000	Zimmer Holdings Inc.†	4,276,000

		64,752,390

	Hotels and Gaming — 0.3%
90,000	Boyd Gaming Corp.†	983,700
600,000	Ladbrokes plc	1,796,970
60,000	Las Vegas Sands Corp.†	1,010,400
40,000	Pinnacle Entertainment Inc.†	407,600

		4,198,670

	Machinery — 0.4%
220,000	CNH Global NV†	3,757,600
70,000	Deere & Co.	3,004,400

		6,762,000

	Manufactured Housing and Recreational Vehicles — 0.0%
17,000	Skyline Corp.	383,520

	Metals and Mining — 1.0%
16,000	Agnico-Eagle Mines Ltd.	1,085,600
315,000	Alcoa Inc.	4,132,800
10,000	Alliance Holdings GP LP	206,300
14,000	Arch Coal Inc.	309,820
8,000	BHP Billiton Ltd., ADR	528,080
130,000	Freeport-McMoRan Copper & Gold Inc.	8,919,300
10,000	Massey Energy Co.	278,900
25,000	Peabody Energy Corp.	930,500
4,800	Rio Tinto plc, ADR	817,392

		17,208,692

	Paper and Forest Products — 0.6%
415,000	International Paper Co.	9,225,450

	Publishing — 0.3%
1,610,000	Il Sole 24 Ore	5,619,073

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	408,780

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Shares/		Market
Units		Value

	COMMON STOCKS (Continued)
	Retail — 2.5%
215,000	CVS Caremark Corp.	$7,684,100
142,000	Ingles Markets Inc., Cl. A	2,247,860
105,000	Macy’s Inc.	1,920,450
400,000	Safeway Inc.	7,888,000
300,000	Sally Beauty Holdings Inc.†	2,133,000
60,000	SUPERVALU Inc.	903,600
150,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,336,500
35,000	Wal-Mart Stores Inc.	1,718,150
400,000	Walgreen Co.	14,988,000
75,000	Whole Foods Market Inc.†	2,286,750

		43,106,410

	Specialty Chemicals — 1.2%
5,000	Arkema, ADR	177,750
108,000	Ashland Inc.	4,667,760
160,000	E. I. du Pont de Nemours and Co.	5,142,400
408,000	Ferro Corp.	3,631,200
100,000	Olin Corp.	1,744,000
200,000	The Dow Chemical Co.	5,214,000

		20,577,110

	Telecommunications — 6.2%
610,000	AT&T Inc.	16,476,100
260,000	BCE Inc.	6,414,200
30,000	Belgacom SA	1,168,638
45,000	Bell Aliant Regional Communications Income Fund (b)(c)	1,173,530
68,000	BT Group plc, ADR	1,415,080
24,000	CenturyTel Inc.	806,400
690,000	Deutsche Telekom AG, ADR	9,425,400
55,000	France Telecom SA, ADR	1,480,600
8,000	GVT (Holding) SA†	183,247
31,700	Hellenic Telecommunications Organization SA	524,189
219,800	Hellenic Telecommunications Organization SA, ADR	1,837,528
205,000	Portugal Telecom SGPS SA	2,170,415
130,000	Qwest Communications International Inc.	495,300
2,300,000	Sprint Nextel Corp.†	9,085,000
18,000	Telecom Corp. of New Zealand Ltd., ADR	172,440
100,000	Telecom Italia SpA, ADR	1,753,000
15,000	Telefonica SA, ADR	1,243,650

		Market
Shares		Value

175,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	$3,052,000
70,000	Telekom Austria AG	1,262,000
38,000	Telephone & Data Systems Inc.	1,178,380
100,000	Telephone & Data Systems Inc., Special	2,968,000
190,000	Telmex Internacional SAB de CV, ADR	2,650,500
130,000	Telstra Corp. Ltd., ADR	1,868,100
76,100	TELUS Corp., Non-Voting	2,365,949
1,000,000	Verizon Communications Inc.	30,270,000
160,000	Vodafone Group plc, ADR	3,600,000

		105,039,646

	Transportation — 0.5%
250,000	GATX Corp.	6,987,500
24,000	Golden Ocean Group Ltd.†	30,789
27,000	Kansas City Southern†	715,230
22,000	Teekay Corp.	481,140

		8,214,659

	Wireless Communications — 0.3%
111,030	United States Cellular Corp.†	4,337,942
40,000	Vimpel-Communications, ADR†	748,000

		5,085,942

	TOTAL COMMON STOCKS	1,590,333,863

	CONVERTIBLE PREFERRED STOCKS — 1.0%
	Agriculture — 0.0%
5,000	Archer-Daniels-Midland Co., 6.250% Cv. Pfd.	199,500

	Broadcasting — 0.0%
16,000	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A	163,040

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.†	52

	Energy and Utilities — 0.3%
5,000	Chesapeake Energy Corp., 5.000% Cv. Pfd. (c)	428,125
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,312,470

		4,740,595

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.	$60,000
94,000	Newell Financial Trust I, 5.250% Cv. Pfd.	3,348,750

		3,408,750

	Health Care — 0.0%
3,000	Omnicare Capital Trust II, 4.000% Cv. Pfd., Ser. B	104,100

	Telecommunications — 0.5%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,897,500
105,000	Crown Castle International Corp., 6.250% Cv. Pfd.	5,510,400

		7,407,900

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd.	390,750

	TOTAL CONVERTIBLE PREFERRED STOCKS
		16,414,687

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (b)(c)(d)	651

Principal
Amount

	CONVERTIBLE CORPORATE BONDS — 0.7%
	Automotive: Parts and Accessories — 0.0%
$500,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 12/31/11 (b)	577,500

	Broadcasting — 0.4%
10,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	6,162,500

	Financial Services — 0.0%
200,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	251,750

Principal		Market
Amount		Value

	Real Estate — 0.0%
$1,100,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	$386,375

	Retail — 0.3%
5,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	5,074,750

	TOTAL CONVERTIBLE CORPORATE BONDS	12,452,875

	U.S. GOVERNMENT OBLIGATIONS — 4.8%
81,746,000	U.S. Treasury Bills, 0.066% to 0.340%††, 10/15/09 to 03/25/10	81,731,241

TOTAL INVESTMENTS — 100.0% (Cost $1,721,349,493)		$1,700,933,317

	Aggregate book cost	$1,721,349,493

	Gross unrealized appreciation	$189,716,003
	Gross unrealized depreciation	(210,132,179)

	Net unrealized appreciation/depreciation	$(20,416,176)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $1,751,681 or 0.10% of total investments.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $2,539,595 or 0.15% of total investments. Except as noted in (d), these securities are liquid.

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

(d)	At September 30, 2009, the Fund held investments in restricted and illiquid securities amounting to $937,940 or 0.06% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				09/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit

339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.7612
650	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	1.0015

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value

North America	78.0%	$1,326,891,579
Europe	16.5	280,036,182
Japan	3.6	62,168,418
Latin America	1.3	22,148,978
Asia/Pacific	0.6	9,688,160

Total Investments	100.0%	$1,700,933,317

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
          Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
          Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
          The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,590,333,863	—	$1,590,333,863
Convertible Preferred Stocks (a)	16,414,687	—	16,414,687
Warrants (a)	—	$651	651
Convertible Corporate Bonds	—	12,452,875	12,452,875
U.S. Government Obligations	—	81,731,241	81,731,241

TOTAL INVESTMENTS IN SECURITIES	$1,606,748,550	$94,184,767	$1,700,933,317

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Contract for Difference Swap Agreement	$—	$(52,799)	$(52,799)
Interest Rate Swap Agreement	—	(2,709,512)	(2,709,512)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(2,762,311)	$(2,762,311)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.

          There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, and protecting the value of its portfolio against uncertainty in the level of future currency exchange rates. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
          Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
          Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or of hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
          As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
          In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2009, the Fund had no investments in options.
          Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
          The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation

$100,000,000	4.01%	0.25875%	6/02/10	$(2,709,512)

* Based on LIBOR (London Interbank Offered Rate).

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
          The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation

	Market Value	One Month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$ 2,679,933 (204,800 Shares)	Cadbury plc	Cadbury plc	6/25/10	$(52,799)
          For open derivative instruments as of September 30, 2009, see the preceding tables, which are also indicative of activity for the year ended December 31, 2008.
          Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
          There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
          Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
          The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $22,445,283, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
          Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $2,960,639.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
          It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Dividend & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940–3010
          Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
          If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
          The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
          The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
          The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
          Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
          Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
          For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
          The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees

Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder, LLP

Edward T. Tokar
Senior Managing Director,
Beacon Trust Company

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.875%	6.00%
	Common	Preferred	Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	83,478,637	3,048,019	2,542,296

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11-27-09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11-27-09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	11-27-09

*	Print the name and title of each signing officer under his or her signature.